Leases - Schedule of other information related to the Company's leases (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 58,000	$ 55,000	$ 172,000	$ 165,000	$ 220,302	$ 193,006
Weighted-average remaining lease term (in years)	3 years 2 months 12 days	4 years 1 month 6 days	3 years 2 months 12 days	4 years 1 month 6 days	3 years 9 months 18 days	4 years 4 months 24 days
Weighted-average discount rate	9.94%	9.94%	9.94%	9.94%	9.94%	9.94%